Long-term Debt - Summary of Long-Term Debt Contractual Maturities (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Debt [Member]
Debt Instrument [Line Items]
2021	$ 122,879
2022	362
2023	381
2024	400
2025	420
Later years	2,802,191
Debt [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
2021	122,879
2022	362
2023	381
2024	400
2025	420
Later years	2,802,191
Deferred Financing Costs [Member]
Debt Instrument [Line Items]
2021	445
2025	4,464
Later years	35,208
Deferred Financing Costs [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
2021	445
2022	0
2023	0
2024	0
2025	4,464
Later years	35,208
Debt Net of Deferred Financing Costs [Member]
Debt Instrument [Line Items]
2021	122,434
2022	362
2023	381
2024	400
2025	(4,044)
Later years	2,766,983
Debt Net of Deferred Financing Costs [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
2021	122,434
2022	362
2023	381
2024	400
2025	(4,044)
Later years	$ 2,766,983